Income Tax Expense - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	9 Months Ended
	Mar. 28, 2025	Mar. 29, 2024
Income Tax Disclosure [Abstract]
Income (loss) before taxes	$ (1,461)	$ (700)
Income tax expense	$ 157	$ 92
Effective tax rate	(11.00%)	(13.00%)